Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$571,310.05

Principal:
Principal Collections	$12,093,149.67
Prepayments in Full	$4,488,371.77
Liquidation Proceeds	$156,172.73
Recoveries	$78,071.06
Sub Total	$16,815,765.23
Collections	$17,387,075.28

Purchase Amounts:
Purchase Amounts Related to Principal	$21,363.59
Purchase Amounts Related to Interest	$0.00
Sub Total	$21,363.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,408,438.87

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,408,438.87
Servicing Fee	$239,948.59	$239,948.59	$0.00	$0.00	$17,168,490.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,168,490.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,168,490.28
Interest - Class A-3 Notes	$10,776.47	$10,776.47	$0.00	$0.00	$17,157,713.81
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$17,102,588.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,102,588.81
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$17,079,564.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,079,564.64
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$17,061,359.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,061,359.97
Regular Principal Payment	$15,487,913.09	$15,487,913.09	$0.00	$0.00	$1,573,446.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,573,446.88
Residual Released to Depositor	$0.00	$1,573,446.88	$0.00	$0.00	$0.00

Total		$17,408,438.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,487,913.09
Total					$15,487,913.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,487,913.09	$34.03	$10,776.47	$0.02	$15,498,689.56	$34.05
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$15,487,913.09	$11.77	$107,130.31	$0.08	$15,595,043.40	$11.85

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$43,105,884.24	0.0947257	$27,617,971.15	0.0606908
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$243,895,884.24	0.1853481	$228,407,971.15	0.1735781

Pool Information
Weighted Average APR	2.272%	2.274%
Weighted Average Remaining Term	27.81	27.00
Number of Receivables Outstanding	18,718	18,275
Pool Balance	$287,938,308.58	$271,017,362.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$271,242,905.30	$255,501,178.01
Pool Factor	0.2034182	0.1914642

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$15,516,184.06
Targeted Overcollateralization Amount	$42,609,390.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,609,390.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$161,888.75
(Recoveries)		56	$78,071.06
Net Loss for Current Collection Period			$83,817.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3493%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4497%
Second Prior Collection Period			0.9510%
Prior Collection Period			0.3735%
Current Collection Period			0.3599%
Four Month Average (Current and Prior Three Collection Periods)			0.5335%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1681	$5,763,459.31
(Cumulative Recoveries)			$1,428,294.11
Cumulative Net Loss for All Collection Periods			$4,335,165.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3063%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,428.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,578.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	212	$4,381,189.62
61-90 Days Delinquent	0.24%	36	$663,845.30
91-120 Days Delinquent	0.08%	9	$228,068.64
Over 120 Days Delinquent	0.10%	9	$261,686.28
Total Delinquent Receivables	2.04%	266	$5,534,789.84

Repossession Inventory:
Repossessed in the Current Collection Period		8	$152,151.75
Total Repossessed Inventory		13	$260,151.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2879%
Prior Collection Period			0.2831%
Current Collection Period			0.2955%
Three Month Average			0.2889%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4257%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	60	$1,218,407.12
2 Months Extended	108	$2,233,445.56
3+ Months Extended	24	$488,036.35

Total Receivables Extended	192	$3,939,889.03

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer